March 30, 2007

VIA EDGAR

Securities and Exchange Commission

450 5th Street NW

Washington, DC 20549

Re:	OceanFirst Financial Corp.
Toms River, New Jersey
Form 10-K
Commission File No. 0-27428

Dear Sir or Madam:

Pursuant to regulations of the Securities and Exchange Commission, submitted herewith for filing is the Form 10-K for the year ended December 31, 2006 for OceanFirst Financial Corp.

This filing is being affected by direct transmission to the Commission’s EDGAR system.

If you have any questions regarding this filing, please contact the undersigned at (732) 240-4500.

Sincerely,

OceanFirst Financial Corp.

/s/ Michael J. Fitzpatrick
Executive Vice President/CFO